Borrowings - Summary of Reconciliation of Movement in Net Borrowings Explanatory (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Beginning Balance	€ 2,151	€ 2,127	€ 2,127
IFRS 16 application	102
At January 1	2,253
Proceeds / (Repayments) from Revolving Credit Facilities and other loans	76		(68)
Payment of lease liabilities	(70)	€ (7)	(15)
Borrowings assumed through business combination	75
New leases and other loans	33		28
Movement in interests accrued	1		12
Deferred arrangement fees	2		2
Effects of changes in foreign exchange rates	8		65
Ending Balance	€ 2,378		€ 2,151